Document and Entity Information	Dec. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001599901
Document Type	8-K
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	AVIDITY BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39321
Entity Tax Identification Number	46-1336960
Entity Address, Address Line One	10975 N. Torrey Pines Road
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	401-7900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false